Note 5 - Vessels, Net (Details Textual)				12 Months Ended
	Mar. 27, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 23, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Vessel Construction Costs				$ 202,844,914	$ 84,902,861
Impairment, Long-Lived Asset, Held-for-Use		$ 13,800,000
Property, Plant and Equipment, Net				$ 443,386,898	267,626,155
Asset Pledged as Collateral [Member] | Loan Agreements [Member]
Number of Vessels Used As Collateral				13
Property, Plant and Equipment, Net				$ 360,100,000
Asset Pledged as Collateral [Member] | Sale Leaseback Financing Transaction [Member]
Property, Plant and Equipment, Net				45,400,000
Installation of WBT System Improvements on Vessel [Member]
Payments for Improvements of Property, Plant and Equipment				300,000	500,000
Installation of Energy Saving Devices [Member]
Payments for Improvements of Property, Plant and Equipment				2,400,000	1,700,000
Installation of Smart Monitoring Systems Improvement on Vessels [Member]
Payments for Improvements of Property, Plant and Equipment				$ 600,000	$ 600,000
M/V Akinada Bridge [Member]
Proceeds from Sale of Property, Plant, and Equipment			$ 14,200,000
Gain (Loss) on Disposition of Property Plant Equipment			$ 5,200,000
M/V EM Astoria [Member]
Proceeds from Sale of Property, Plant, and Equipment	$ 10,000,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 5,700,000